Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

Note 22     Inventories

Amounts in US$ '000	2024	2023
Crude oil	6,509	9,441
Materials and spares	4,058	4,111
	10,567	13,552

The carrying amount of inventories is not pledged as security for liabilities.